Repurchase Agreements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Outstanding balance at December 31	$ 26,033	$ 19,572
Average interest rate at December 31	0.22%	0.25%
Average balance during the year	19,456	22,185
Average interest rate during the year	0.23%	0.84%
Maximum month end balance during the year	$ 26,995	$ 24,662